Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	$ 1,635	$ 4,527
Impaired loans, net	6,531	6,792
Total	8,166	11,319
Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	0	0
Impaired loans, net	0	0
Total	0	0
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	0	0
Impaired loans, net	0	0
Total	0	0
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	1,635	4,527
Impaired loans, net	6,531	6,792
Total	$ 8,166	$ 11,319